Debt (Details Textual) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended							6 Months Ended					12 Months Ended											12 Months Ended		12 Months Ended						12 Months Ended	6 Months Ended
	Mar. 17, 2011 USD ($)	Mar. 31, 2011 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Aug. 08, 2013 USD ($)	Jun. 30, 2013 Term Loan Facility [Member] USD ($)	Dec. 31, 2011 Revolving $500 million credit facility [Member] USD ($)	Dec. 31, 2012 Revolving $500 million credit facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility Six [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility Six [Member] USD ($)	Dec. 31, 2011 Revolving Credit Facility Six [Member] USD ($)	Dec. 31, 2011 Revolving $200 million credit facility [Member] USD ($)	Dec. 31, 2012 Revolving $20 million credit facility [Member]	Jun. 30, 2013 Revolving $20 million credit facility [Member] USD ($)	Nov. 07, 2012 Revolving $20 million credit facility [Member] USD ($)	Dec. 31, 2012 Revolving $0 million credit facility [Member] USD ($)	Dec. 31, 2011 Revolving $0 million credit facility [Member] USD ($)	Dec. 31, 2012 Other Lines Credit Facility [Member] USD ($)	Dec. 31, 2011 Other Lines Credit Facility [Member] USD ($)	Jun. 30, 2013 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Jun. 30, 2013 Revolving Credit Facility [Member] USD ($)	Jun. 30, 2013 5.625% senior notes due 2015	Dec. 31, 2012 5.625% senior notes due 2015 USD ($)	Dec. 31, 2011 12.875% senior notes due 2016 [Member] USD ($)	Dec. 31, 2011 4.125% senior notes due 2016 [Member] USD ($)	Jun. 30, 2013 4.125% senior notes due 2016 [Member]	Dec. 31, 2012 4.125% senior notes due 2016 [Member]	Jun. 30, 2013 6.200% senior notes due 2017 [Member]	Dec. 31, 2012 6.200% senior notes due 2017 [Member]	Jun. 30, 2013 7.000% senior notes due 2019 [Member]	Dec. 31, 2012 7.000% senior notes due 2019 [Member]	Jun. 30, 2013 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Jul. 11, 2012 Revolving Credit Facility [Member] Revolving $2 Million credit facility [Member] USD ($)	Dec. 31, 2011 5.750% senior notes due 2021 [Member] USD ($)	Dec. 31, 2011 New five year term loan facility [Member] USD ($)	Dec. 31, 2012 5-year term loan facility expires 2016 [Member] USD ($)	Dec. 16, 2016 5-year term loan facility expires 2016 [Member] USD ($)	Dec. 31, 2011 5-year term loan facility expires 2016 [Member] USD ($)	Dec. 31, 2012 Five year revolving credit facility [Member] USD ($)	Dec. 31, 2011 Five year revolving credit facility [Member] USD ($)	Dec. 31, 2011 Five Year Term Loan Facility [Member] USD ($)	Dec. 31, 2011 Other [Member] USD ($)	Jun. 30, 2013 Term Loan Facility [Member] USD ($)	Dec. 31, 2012 China, Yuan Renminbi [Member] Revolving Credit Facility [Member] Revolving $2 Million credit facility [Member] JPY (¥)	Jul. 11, 2012 China, Yuan Renminbi [Member] Revolving Credit Facility [Member] Revolving $2 Million credit facility [Member] USD ($)	Dec. 31, 2012 US, Dollar [Member] Revolving Credit Facility [Member] Revolving $2 Million credit facility [Member] USD ($)
Debt (Textual) [Abstract]
Interest rate on debt																										5.625%	5.625%	12.875%	4.125%	4.125%	4.125%	6.20%	6.20%	7.00%	7.00%			110.00%	5.75%
Debt 5-year term loan																																								$ 300	$ 274		$ 289			$ 700
Balance of 5-year term loan facility																																								300						328
Revolving credit facility					500						500	500	500		200		522	20	4			3	500	522	800											500	500	2		300				500	500					15
Proceeds from Issuance of Medium-term Notes	800	800			0	794	0																						300										500
Repayments of debt			8	9	15	911	209																																		11
Fair value hedges																											350
Revolving credit facility											0	0	0	0			2		0	0	0	0	0																										0		0
Interest of Loan facility Description													LIBOR plus 1.50%			LIBOR plus 1.55% until 2014 and LIBOR plus 1.700% thereafter							LIBOR plus 1.50%																		LIBOR plus 1.50%							LIBOR plus 1.50%
Facility expiration date												Dec. 16, 2016				Nov. 06, 2015							Dec. 16, 2016
Final repayment for credit facility									186																																	225						225
Excess of interest rate over LIBOR Year 2016					1.50%
Excess of interest rate over LIBOR Year One					1.70%
Excess of interest rate over LIBOR Thereafter					1.85%
Effective interest rate																													4.24%										5.871%
Redemption of senior notes																												500
Write off of unamortized debt issuance costs associated with debt repurchase					0	23	0			10																		13																			10
Principal amount of specific notes tendered and accepted for purchase			500					525
Make Whole On Repurchase And Redemption Of Senior Notes					0	158	0																					158
Notional amount of interest rate swaps							350
Maturity date of interest rate swaps			Jul. 15, 2015		Jul. 15, 2015
5-year term loan facility balance									$ 300